Fees Summary	Aug. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,235,987.00
Total Fee Amount	308.79
Total Offset Amount	0.00
Net Fee	$ 308.79
Offering Table N/A
Offset Table N/A	N/A